UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number: 828-758-6100

Date of fiscal year end:  October 31, 2005

Date of reporting period:  October 31, 2005

Item 1.  Report to Stockholders.

                                 BMC FUND, INC.

                            FINANCIAL STATEMENTS AND

                            SUPPLEMENTARY INFORMATION

                           Year Ended October 31, 2005

BMC FUND, INC.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

Directors and Officers..................................................    1

Letter to Shareholders - Management's Discussion of Fund Performance....    2

Graphic Presentation of Portfolio Holdings and Sector Diversification...    4

Federal Income Tax Information..........................................    5

Supplemental Information................................................    5

Supplemental Proxy Information..........................................    6

Report of Independent Registered Public Accounting Firm.................    7

Statement of Assets and Liabilities.....................................    8

Statement of Operations.................................................    9

Statements of Changes In Net Assets.....................................   10

Notes to Financial Statements...........................................   11

Financial Highlights....................................................   13

Schedules of Investments:
        I. - Investments in Securities of Unaffiliated Issuers..........   14
       II. - Investments  - Other than Securities.......................   29
      III. - Investments in Affiliates..................................   30

BMC FUND, INC.
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                    DIRECTORS

         James T. Broyhill                    Winston-Salem, North Carolina
         Paul H. Broyhill                     Lenoir, North Carolina
         William E. Cooper                    Dallas, Texas
         Lawrence Z. Crockett                 West Palm Beach, Florida
         Jan E. Gordon                        Palm Harbor, Florida
         Allene B. Heilman                    Clearwater, Florida
         Gene A. Hoots                        Charlotte, North Carolina
         Brent B. Kincaid                     Lenoir, North Carolina
         Michael G. Landry                    Fort Lauderdale, Florida
         John S. Little                       Naples, Florida
         L. Glenn Orr, Jr.                    Winston-Salem, North Carolina

                                    OFFICERS

         Paul H. Broyhill                     President
         M. Hunt Broyhill                     Vice President
         Gene Hendricks                       Vice President and
                                                Chief Financial Officer
         Michael G. Landry                    Vice President and
                                                Chief Investment Officer
         Carol Frye                           Secretary and Treasurer

TO OUR SHAREHOLDERS: MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

We are happy to present to you our report for the year ended October 31, 2005, which we believe contains complete and pertinent financial information.

During the past fiscal year, BMC Fund, Inc. (the "Fund") has had strong performance, which reinforces the Board's long-term strategy to remain well diversified across asset categories. For the latest fiscal year, earnings including unrealized gains were $16,606,626.

Over the past year, cheap foreign money and accommodative fiscal and monetary policy continued to place America as the engine of growth for the world economy. Americans, aided by borrowed funds from foreigners, continued to drive the world economy by pouring money into consumption and the housing market. This environment coupled with remarkable productivity growth resulted in good corporate earnings growth and healthy stock markets. During this period, interest rates rose, dampening returns in the bond market. For the year ended September 30, 2005, the Fund's combined portfolio provided a total return of 16.48%, compared to 12.25% for the S&P 500 and 2.81% for the Lehman Brothers Aggregate Index.

Despite rising energy prices and higher short-term interest rates over the summer, stocks in the third quarter advanced in the wake of favorable economic news and relatively strong corporate earnings. Bonds did not do as well in light of the difficult interest rate environment. For the three-month period ended September 30, 2005 the combined Fund portfolio provided a positive return of 6.18%. This compared to 3.60% for the S&P 500 and .65% for the Lehman Brothers Aggregate Index.

The BMC Fund managers outperformed the equity benchmarks for both the above periods largely by overweighting the portfolio in investments related to REITS, energy, utilities and emerging markets. Over the past few months, we have sold the REIT portfolio and continue to trim our positions in energy and utilities.

Bond investment returns lagged the benchmark since much of the returns in Lehman Brothers Aggregate Index came from the long end of the market as well as lower quality issues which we are not comfortable owning. Last year the Fund's managers shortened the portfolios duration expecting the bonds with longer maturities to suffer as short-term rates rose. Long-term rates did drift higher but not as much as expected and long-term bonds outperformed short-term bonds. Apparently the market believes that the current trend in labor costs will keep inflation in check. In short, investors recognize that about 70 percent of all costs are labor costs and that those costs are rising at only 2 percent year. So even with higher energy prices, investors currently believe that inflation should not be problematic.

The housing market has already shown signs of weakening and will likely have a negative impact on consumer spending. The good news is that inflation will probably remain low for the time being as the economy slows. Even so, growth in this country will probably outpace Europe's. Currently, equity valuations are reasonable relative to earnings and interest rate levels. However, a slower economy will mean lower earnings, which will place a ceiling on stock prices.

It is important to note that although the benchmark comparisons shown above are helpful, they do not take into account the diversified nature of the Fund. The long-term goal is not to beat the market but to produce an income for shareholders of 4.5 percent, while at the same time growing the asset base to maintain "real value," or after inflation value of the Fund. To accomplish this, the Fund is well diversified among stocks, bonds and real estate.

Low yields make the bond market unattractive. As a result, the Fund's managers have allowed the equity allocation to grow by approximately 11 percent by not rebalancing into bonds. At our fiscal year end, the Fund was invested 63.61% in equities and 6.70% in bonds, compared to 52.75% and 9.59% last year, respectively.

In light of expectations for slowing growth, we are now looking to reduce some of the equity exposure and are evaluating other non US bond investment to provide the Fund with further diversification benefits.

New equity investments will be, as in the past, a reflection of the investment teams focus on research and seeking out opportunities on a company-by-company basis. Currently, the best values can be found among transnational companies that are less economically sensitive and that should benefit from the high growth Asian economies.

During the year ended October 31, 2005, the Fund paid the following dividends per share:

      December 10, 2004 to shareholders of record November 25, 2004   $ .71
      March 10, 2005 to shareholders of record February 25, 2005        .25
      June 10, 2005 to shareholders of record May 25, 2005              .25
      September 10, 2005 to shareholders of record August 25, 2005      .25
                                                                      -----

      Total                                                           $1.46
                                                                      =====

The Fund paid a dividend of $2.03 per share on December 10, 2005 to shareholders of record November 25, 2005.

Schedule I is a listing of the entire Fund's diversified securities at October 31, 2005, with a total market value of $137,765,296.

Paul H. Broyhill, President

M. Hunt Broyhill, Vice President

Michael G. Landry, Vice President

                       BMC Fund, Inc. Portfolio Holdings

 [The following table was represented as a pie chart in the printed material.]

Common Stocks                                                           52.25%
Stock Mutual Funds                                                      22.59%
Other Investments                                                       13.54%
Cash Equivalents                                                         2.80%
Corporate Bonds                                                          4.72%
Bond Mutual Funds                                                        3.16%
Preferred Stocks                                                         0.94%

                     BMC Fund, Inc. Sector Diversification
                         (% of common stock portfolio)

 [The following table was represented as a pie chart in the printed material.]

Consumer Discretionary                                                   8.07%
Consumer Staples                                                        14.75%
Energy                                                                  16.68%
Financials                                                              13.46%
Health Care                                                             14.69%
Industrials                                                             10.51%
Information Technology                                                   7.61%
Materials                                                                2.19%
Telecommunications Services                                              1.67%
Utilities                                                               10.37%

                         FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (October 31, 2005) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the year ended October 31, 2005, the Fund paid distributions to its shareholders totaling $1.46 per share, comprised of $1.14 per share ordinary income and short term capital gains which are taxable as ordinary income, and $0.32 per share long term capital gains which are taxable as such. The shareholders are furnished a Form 1099 in January of each year, which details the federal tax status of dividends paid by the Fund during the calendar year. There were no undistributed capital gains during the fiscal year.

                            SUPPLEMENTAL INFORMATION

Paul H. Broyhill, President, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, Vice President, and Christopher R. Pavese, CFA, Portfolio Manager, are primarily responsible for the day-to-day management of the Company's portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Fund. Messrs. Landry and Hunt Broyhill have had such responsibility since 2001. Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

                         SUPPLEMENTAL PROXY INFORMATION
                       2005 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 26, 2005 at The Registry Resort & Club, Naples, Florida. The meeting was held for the following purposes:

1.    To elect the following 11 directors to serve as follows:

      Director                                             Term    Expiring
      James T. Broyhill                                   1 year     2006
      Paul H. Broyhill                                    1 year     2006
      William E. Cooper                                   1 year     2006
      Lawrence Z. Crockett                                1 year     2006
      Jan E. Gordon                                       1 year     2006
      Allene B. Heilman                                   1 year     2006
      Gene A. Hoots                                       1 year     2006
      Brent B. Kincaid                                    1 year     2006
      Michael G. Landry                                   1 year     2006
      John S. Little                                      1 year     2006
      L. Glenn Orr, Jr.                                   1 year     2006

2. To approve an amendment to the Fund's Investment Objectives and Policies, as described in the Fund's proxy statement. In summary, the amendment allows the Fund to make indirect investments in commodities and futures contracts.

3.    To vote upon such other business as may come before the meeting.

The results of the proxy solicitation on the above matters were as follows:

                                    Votes       Votes      Votes
      Director                       For       Against    Withheld  Abstentions

1.    James T. Broyhill           4,920,422       --       12,859     --
      Paul H. Broyhill            4,920,422       --       12,859     --
      William E. Cooper           4,920,422       --       12,859     --
      Lawrence Z. Crockett        4,920,422       --       12,859     --
      Jan E. Gordon               4,920,422       --       12,859     --
      Allene B. Heilman           4,920,422       --       12,859     --
      Gene A. Hoots               4,920,422       --       12,859     --
      Brent B. Kincaid            4,920,422       --       12,859     --
      Michael G. Landry           4,920,422       --       12,859     --
      John S. Little              4,920,422       --       12,859     --
      L. Glenn Orr, Jr.           4,920,422       --       12,859     --

2.    Amendment to Investment

      Objectives and Policies     4,860,690    59,732      12,859     --

3. There was no other business voted upon at the Annual Meeting of Shareholders.

                                     [LOGO]
                               Dixon Hughes, PLLC
                   Certified Public Accountants and Advisors

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and
Shareholders of BMC Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BMC Fund, Inc. (the "Company"), including the schedules of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2005 and 2004, and the financial highlights for the years ended October 31, 2005, 2004 and 2003, the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the five years in the period ended March 31, 2000 were audited by other auditors whose report dated May 19, 2000 expressed an unqualified opinion on the financial highlights for those five years.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 2005 and 2004, and the financial highlights for the years ended October 31, 2005, 2004 and 2003, the seven months ended October 31, 2002 and the years ended March 31, 2002 and 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ Dixon Hughes, PLLC

December 18, 2005
Charlotte, North Carolina

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
       Investment securities (cost - $115,420,765)                                                  $  137,765,296
       Investments in affiliates - wholly owned subsidiaries (equity value $21,087,657)                 22,319,866
       Investment in real estate (cost - $144,335)                                                         350,000
       Cash and short-term investments                                                                     945,319
       Receivables - accrued interest and dividends                                                        128,943
       Receivable from broker                                                                              510,268
       Receivable from hedge fund liquidation                                                                9,515
       Other assets                                                                                         42,308
                                                                                                    --------------

       Total assets                                                                                    162,071,515
                                                                                                    --------------

LIABILITIES:
       Accounts payable and accrued expenses                                                                44,417
                                                                                                    --------------

NET ASSETS AT OCTOBER 31, 2005 - EQUIVALENT TO $32.84 PER
       SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING                                        $  162,027,098
                                                                                                    ==============

SUMMARY OF SHAREHOLDERS' EQUITY:
       Common stock, par value $5.00 per share - authorized 70,000,000 shares;
        outstanding, 4,933,281 shares                                                               $   24,666,405
       Retained earnings prior to becoming investment company                                           92,939,370
       Undistributed net investment income                                                              13,796,916
       Undistributed net realized gains                                                                  1,647,288
       Undistributed nontaxable gain                                                                     5,194,714
       Unrealized appreciation of investments                                                           23,782,405
                                                                                                    --------------

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING                                                   $  162,027,098
                                                                                                    ==============

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Income:
     Interest - taxable bonds                                        $   418,295
     Other interest and dividends                                      3,266,533
     Equity in earnings of wholly-owned subsidiaries                   1,636,739
                                                                     -----------

     Total income                                                      5,321,567
                                                                     -----------

Expenses:
     Legal and professional fees                                          93,774
     Directors' fees (Note 3)                                             45,500
     Interest expense                                                     20,077
     Bank service charges                                                 10,235
     Investment expense                                                   97,745
     Salaries                                                            441,879
     Property and liability insurance                                     58,818
     Depreciation expense                                                  2,264
     Taxes and licenses                                                   72,455
     Rent                                                                 14,100
     Office supplies and expense                                          33,324
     Dues and subscriptions                                                8,957
     Travel and entertainment                                             56,070
                                                                     -----------

     Total expenses                                                      955,198
                                                                     -----------

     Investment income, net                                            4,366,369
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gains from investment securities sold                         8,849,878
Change in unrealized appreciation of investments for the year          3,390,379
                                                                     -----------

     Net gains on investments                                         12,240,257
                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                      $16,606,626
                                                                     ===========

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended October 31, 2005 and 2004
--------------------------------------------------------------------------------

                                                                2005             2004
                                                            -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Investment income, net                                  $   4,366,369    $   4,022,361
    Realized gains from investment securities sold              8,849,878        2,390,141
    Change in unrealized appreciation of investments
      for the year                                              3,390,379        7,875,286
                                                            -------------    -------------

    Net increase in net assets resulting  from operations      16,606,626       14,287,788

Distributions to shareholders from:
    Net realized gain on investment securities                 (7,202,590)      (2,390,141)
    Net investment income                                              --       (3,184,467)
                                                            -------------    -------------

TOTAL INCREASE IN NET ASSETS                                    9,404,036        8,713,180

NET ASSETS AT BEGINNING OF YEAR                               152,623,062      143,909,882
                                                            -------------    -------------

NET ASSETS AT END OF YEAR (Including
    undistributed net investment income:
    10/31/05 - $13,796,916; 10/31/04 - $9,430,547)          $ 162,027,098    $ 152,623,062
                                                            =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2005
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Company") is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

            The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company's Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

            The carrying value of the investments in wholly owned subsidiaries is based on an independent appraisal of the fair market value of the subsidiaries. Equity in earnings of the wholly owned subsidiaries in the statement of operations represents the current year earnings of the subsidiaries accounted for using the equity method.

            The carrying value of the investment in real estate is based on an independent appraisal of the fair market value of the real estate.

      B. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. The aggregate dollar amount of purchases and sales of investment securities, other than government securities and short-term debt securities having maturities of one year or less, for the year ended October 31, 2005, was $160,342,752.

      C. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2005
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

      D. Dividend Policy - It is the Company's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Cash and Short-Term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    LINE OF CREDIT

      On September 25, 2000 (modified on October 20, 2000 and renewed July 21,
      2005), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $10,000,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings will be at the LIBOR market index rate plus 125 basis points. No commitment fee is charged on any unused balance. As of October 31, 2005, the Company had no borrowings from this line of credit, which expires on July 31, 2006.

3.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Years Ended October 31, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and Each of the Seven Years in the Period Ended March 31, 2002
--------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and each of the seven years in the period ended March 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

                                                                                     Seven Months
                                                                                        Ended
PER SHARE OPERATING                                                                   October 31,
   PERFORMANCE                                 2005          2004          2003          2002            2002           2001
                                            -----------   -----------   -----------   -----------     -----------    -----------
Net asset value, beginning of period        $     30.94   $     29.17   $     25.46   $     28.95     $     29.44    $     31.84
                                            -----------   -----------   -----------   -----------     -----------    -----------
   Net investment income                           0.88          0.82          0.95          0.59            1.13           1.31
   Net gains (losses) on investments               2.48          2.08          3.76         (3.45)          (0.30)         (2.13)
                                            -----------   -----------   -----------   -----------     -----------    -----------
Total from investment operations                   3.36          2.90          4.71         (2.86)           0.83          (0.82)
                                            -----------   -----------   -----------   -----------     -----------    -----------
Less distributions:
   Dividends from net investment income              --          0.65          0.45          0.56            0.84           1.58
   Distributions from capital gains                1.46          0.48          0.55          0.07            0.48             --
                                            -----------   -----------   -----------   -----------     -----------    -----------
Total distributions                                1.46          1.13          1.00          0.63            1.32           1.58
                                            -----------   -----------   -----------   -----------     -----------    -----------
Net asset value, end of period              $     32.84   $     30.94   $     29.17   $     25.46     $     28.95    $     29.44
                                            ===========   ===========   ===========   ===========     ===========    ===========

Per share market value, end of period(1)    $     26.00   $     26.00   $     26.00   $     26.00     $     26.00    $     26.00
                                            ===========   ===========   ===========   ===========     ===========    ===========

TOTAL INVESTMENT RETURN(2)                        12.95%        11.14%        18.12%       (18.85)%*         3.20%         (3.15)%
                                            ===========   ===========   ===========   ===========     ===========    ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)    $   162,027   $   152,623   $   143,910   $   125,596     $   142,811    $   145,221
Ratio of expenses to average net assets(3)         0.60%         0.73%         0.73%         0.71%*          0.62%          0.49%
Ratio of net investment income to
   average net assets(3)                           2.77%         2.70%         3.52%         3.78%*          3.91%          4.23%
Portfolio turnover rate                           57.54%        40.10%        52.51%        31.95%          67.18%         33.65%



PER SHARE OPERATING
   PERFORMANCE                                 2000          1999           1998          1997          1996
                                            -----------   -----------    -----------   -----------   -----------
Net asset value, beginning of period        $     29.01   $     30.55    $     29.33   $     29.40   $     28.23
                                            -----------   -----------    -----------   -----------   -----------
   Net investment income                           2.11          1.04           1.26          1.29          1.22
   Net gains (losses) on investments               2.11         (0.16)          1.95          0.54          1.69
                                            -----------   -----------    -----------   -----------   -----------
Total from investment operations                   4.22          0.88           3.21          1.83          2.91
                                            -----------   -----------    -----------   -----------   -----------
Less distributions:
   Dividends from net investment income            1.10          1.49           1.14          1.16          1.05
   Distributions from capital gains                0.29          0.93           0.85          0.74          0.69
                                            -----------   -----------    -----------   -----------   -----------
Total distributions                                1.39          2.42           1.99          1.90          1.74
                                            -----------   -----------    -----------   -----------   -----------
Net asset value, end of period              $     31.84   $     29.01    $     30.55   $     29.33   $     29.40
                                            ===========   ===========    ===========   ===========   ===========

Per share market value, end of period(1)    $     26.00   $     26.00    $     26.00           N/A   $     26.00
                                            ===========   ===========    ===========   ===========   ===========

TOTAL INVESTMENT RETURN(2)                        16.23%         3.38%         12.33%         7.05%        11.17%
                                            ===========   ===========    ===========   ===========   ===========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)    $   157,057   $   143,092    $   150,705   $   144,702   $   145,036
Ratio of expenses to average net assets(3)         0.40%         0.32%          0.27%         0.27%         0.29%
Ratio of net investment income to
   average net assets(3)                           6.99%         3.50%          4.18%         4.39%         4.21%
Portfolio turnover rate                           94.21%        80.17%         26.98%        31.23%        21.75%

(1) Unaudited - Based on stock trades, which are very limited, during that year.
(2) Unaudited - Computed as follows: income from investment operations divided by per share market value.
(3)   Average is computed on a quarterly basis.
*     Annualized

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
October 31, 2005
--------------------------------------------------------------------------------

                                     Coupon                                             Percent
                                    Interest    Maturity     Maturity      Market       of Net
Debt Issuer                           Rate        Date        Value        Value        Assets

TAXABLE BONDS:
OAKWOOD HOMES CORP(1)                 7.875%     3/1/2004   $1,000,000   $  480,000
ENRON CORP(1)                         6.750%     7/1/2005      300,000           --
UK TREASURY BDS DTD 02/13/04          4.500%     3/7/2007      528,750      531,742
OWENS CORNING(1)                      7.700%     5/1/2008      660,000      495,000
LEHMAN BROTHERS HLDGS INC             0.000%    9/29/2008    3,000,000    3,000,000
POTOMAC TRUST CAPITAL MM S            3.350%     2/4/2025    1,000,000    1,000,000
ATHILON CAPITAL CORP                  3.550%    1/30/1945    1,000,000    1,000,000
                                                            ----------   ----------

TOTAL INVESTMENTS IN TAXABLE BONDS                          $7,488,750   $6,506,742       4.02%
                                                            ==========   ----------     ------

(1)   In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                       Percent
                                           Shares                          Market      of Net
Company Name                                Held             Cost           Value      Assets
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO                 333,000.00   $   1,971,479   $   1,918,080
PIMCO CORPORATE INC FD COM                  16,500.00         250,209         246,180
TEMPLETON GLOBAL INCM COM                  237,500.00       1,962,040       1,954,625
WESTERN ASSET/CLAYMORE UT COM               20,000.00         250,772         236,200
                                                        -------------   -------------
                                                        $   4,434,500   $   4,355,085     2.69%
                                                        -------------   -------------   ------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                          Percent
                                               Shares                       Market         of Net
Company Name                                    Held         Cost            Value         Assets
MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
DIAMONDS TR UNIT SER 1                         600.00    $     51,126    $     62,346
ISHARES TR DJ CON NON CYCL                   4,000.00         187,140         210,280
SELECT SECTOR SPDR TR SBI                   13,000.00         297,400         301,210
SELECTED AMERN SHS INC COM                   5,108.99         150,000         198,995
SPDR TR UNIT SER 1                          12,150.00       1,345,075       1,459,579
                                                         ------------    ------------
   Total Large Cap Blend                                    2,030,741       2,232,410        1.38%
                                                         ------------    ------------       -----

Large Cap Growth
ISHARES TR DJ US HEALTHCR                    7,300.00         427,134         440,774
NASDAQ 100 TR UNIT SER 1                     3,500.00         131,813         136,045
SECTOR SPDR TR SBI INT-TEC                  18,100.00         327,012         369,602
SELECT SECTOR SPDR TR SBI                   18,000.00         541,686         547,020
                                                         ------------    ------------
   Total Large Cap Growth                                   1,427,645       1,493,441        0.92%
                                                         ------------    ------------       -----

Large Cap Value
DODGE & COX STK FD COM                       4,146.57         489,147         554,396
EATON VANCE TAX ADVT COM                     9,100.00         199,246         195,741
GMO TR VALUE III                            33,419.15         254,197         327,173
HARRIS ASSOC INVT TR OAKMA                   7,740.58         300,302         310,165
ISHARES TR DJ US FINL SEC                    2,200.00         197,430         214,126
ISHARES TR DJ US UTILS                       2,000.00         102,740         152,700
SECTOR SPDR TR SBI INT-FIN                   3,300.00          98,191         100,386
SECTOR SPDR TR SBI INT-UTI                  11,000.00         264,940         345,950
                                                         ------------    ------------
   Total Large Cap Value                                    1,906,193       2,200,637        1.35%
                                                         ------------    ------------       -----

TOTAL U.S. LARGE CAP EQUITIES                               5,364,579       5,926,488        3.65%
                                                         ------------    ------------       -----

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
ARIEL GROWTH FD CALV ARIEL                   8,044.99         345,448         382,137
ISHARES TR S&P MIDCAP 400                    9,900.00         643,756         689,238
VANGUARD HORIZON FD STRATE                  16,920.62         306,714         376,822
                                                         ------------    ------------
   Total Mid Cap Blend                                      1,295,918       1,448,197        0.89%
                                                         ------------    ------------       -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                          Percent
                                               Shares                       Market         of Net
Company Name                                    Held         Cost            Value         Assets
MUTUAL FUNDS:
Mid Cap Growth
BRANDYWINE FD INC COM                       10,053.62    $    225,000    $    300,302
ICON FDS INFO TECHNOLOGY                    58,669.05         480,000         487,540
ISHARES TR S&P MIDCP GROW                    4,000.00         216,050         282,360
SEMICONDUCTOR HLDRS TR DEP                  13,500.00         386,830         452,925
VANGUARD HORIZON FD CAP OP                   4,472.38         100,058         141,059
                                                         ------------    ------------
   Total Mid Cap Growth                                     1,407,938       1,664,186        1.03%
                                                         ------------    ------------       -----

Mid Cap Value
HANCOCK J PATRIOT SLCT COM                  10,000.00         152,050         120,500
VANGUARD WHITEHALL FDS SEL                  30,467.10         522,314         578,570
                                                         ------------    ------------
   Total Mid Cap Value                                        674,364         699,070        0.43%
                                                         ------------    ------------       -----

Small Cap Blend
ISHARES TR RUSSELL 2000                      2,000.00          88,420         127,560
ROYCE VALUE TR INC COM                       5,000.00          98,507          99,200
                                                         ------------    ------------
   Total Small Cap Blend                                      186,927         226,760        0.14%
                                                         ------------    ------------       -----

Small Cap Growth
WASATCH ADVISORS FDS CORE                    6,206.11         210,777         261,215
WASATCH ADVISORS FDS MICRO                  24,525.00         147,000         178,787
                                                         ------------    ------------
   Total Small Cap Growth                                     357,777         440,002        0.27%
                                                         ------------    ------------       -----

Small Cap Value
CORNERCAP SMALL CAP VALUE                   39,782.98         427,671         575,660
GMO TR SML CP VAL III                       22,484.36         288,169         260,369
ISHARES TR RUSL 2000 VALU                    7,500.00         270,675         478,125
ROYCE FD TOTAL RETURN                       24,913.68         239,092         314,909
VANGUARD INDEX TR SML CP V                  10,224.95         100,000         146,626
                                                         ------------    ------------
   Total Small Cap Value                                    1,325,607       1,775,689        1.10%
                                                         ------------    ------------       -----

TOTAL U.S. SMALL/MID CAP EQUITIES                           5,248,531       6,253,904        3.86%
                                                         ------------    ------------       -----

INTERNATIONAL EQUITIES
Foreign Large Blend
ISHARES TR MSCI EAFE IDX                    12,600.00         520,186         708,750
VANGUARD WORLD FD INTL GR                   10,944.15         553,811         699,003
                                                         ------------    ------------
   Total Foreign Large Blend                                1,073,997       1,407,753        0.87%
                                                         ------------    ------------       -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                          Percent
                                               Shares                       Market         of Net
Company Name                                    Held         Cost            Value         Assets
MUTUAL FUNDS:
Foreign Large Value
GMO TR FOREIGN II                           63,902.32    $    661,348    $    981,540
GMO TR INTL INT VL II                       19,384.40         362,936         577,074
ISHARES INC MSCI CDA INDEX                  21,500.00         371,635         430,000
                                                         ------------    ------------
   Total Foreign Large Value                                1,395,919       1,988,614        1.23%
                                                         ------------    ------------       -----

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA                  19,958.23         453,541         511,330        0.32%
                                                         ------------    ------------       -----

Diversified Emerging Markets
BLDRS INDEX FDS TR EMER MK                   4,000.00         271,595         413,240
ISHARES TR MSCI EMERG MKT                    9,000.00         393,810         715,500
MORGAN STANLEY EMER MK COM                  10,200.00         200,582         207,468
VANGUARD INTL EQTY IDX EME                  19,664.03         300,000         332,519
                                                         ------------    ------------
   Total Diversified Emerging Markets                       1,165,987       1,668,727        1.03%
                                                         ------------    ------------       -----

Diversified Asia Pacific
BLDRS INDEX FDS TR ASIA 50                   4,000.00         244,960         303,280
MORGAN S D WITTR ASIA COM                   56,000.00         582,115         785,120
                                                         ------------    ------------
   Total Diversified Asia Pacific                             827,075       1,088,400        0.67%
                                                         ------------    ------------       -----

European Stock
ISHARES INC MSCI UTD KINGD                  13,700.00         248,982         253,450
NEW IRELAND FUND INC                        15,000.00         159,440         329,250
SPAIN FD COM                                25,200.00         214,302         299,376
SWISS HELVETIA FD INC COM                   25,479.00         292,159         384,478
                                                         ------------    ------------
   Total European Stock                                       914,883       1,266,554        0.78%
                                                         ------------    ------------       -----

Japan Stock
ISHARES INC MSCI JAPAN                      47,000.00         467,930         569,170
VANGUARD INTL EQTY IDX PAC                   8,303.96         520,000         565,085
VANGUARD INTL EQTY IDX PAC                  10,100.00         506,327         562,772
                                                         ------------    ------------
   Total Japan Stock                                        1,494,257       1,697,027        1.05%
                                                         ------------    ------------       -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                          Percent
                                               Shares                       Market         of Net
Company Name                                    Held         Cost            Value         Assets
MUTUAL FUNDS:
Asia Ex-Japan Stock
ABERDEEN AUSTRALIA EQT COM                  98,100.00    $    611,441    $  1,271,386
ISHARES INC MSCI AUSTRALIA                  41,500.00         663,914         768,165
ISHARES INC MSCI HONG KONG                  55,300.00         643,546         698,439
ISHARES INC MSCI MALAYSIA                   33,750.00         256,024         241,987
ISHARES INC MSCI S KOREA                     6,000.00         197,080         223,500
ISHARES INC MSCI SINGAPORE                 151,500.00       1,063,650       1,160,490
KOREA FD COM                                12,700.00         298,121         404,241
MATTHEWS INTL FDS ASIAN GR                  75,615.05       1,125,000       1,277,138
ROWE T PRICE INTL FDS NEW                   29,150.28         260,000         329,690
TAIWAN FD INC COM                           26,200.00         282,381         324,880
TEMPLETON DRAGON FD COM                     56,800.00         740,541       1,068,976
                                                         ------------    ------------
   Total Asia Ex-Japan Stock                                6,141,698       7,768,892        4.79%
                                                         ------------    ------------       -----

TOTAL INTERNATIONAL EQUITIES                               13,467,357      17,397,297       10.74%
                                                         ------------    ------------       -----

SPECIALTY FUNDS
Natural Resources
ENERPLUS RES FD UNIT TR G                   13,800.00         313,423         579,600        0.36%
                                                         ------------    ------------       -----

Precious Metals
OPPENHEIMER GOLD&SPL SH BE                   9,856.63         165,000         199,597        0.12%
                                                         ------------    ------------       -----

Moderate Allocation
FPA FUNDS TR FPA CRESCENT                   10,957.16         194,065         277,545
LEUTHOLD FDS INC ASSET ALL                  15,347.36         250,000         268,732
ROWE T PRICE CAP APPRE SH                   10,519.70         155,179         211,236
                                                         ------------    ------------
   Total Moderate Allocation                                  599,244         757,513        0.47%
                                                         ------------    ------------       -----

TOTAL SPECIALTY FUNDS                                       1,077,667       1,536,710        0.95%
                                                         ------------    ------------       -----

TOTAL STOCK MUTUAL FUNDS                                   25,158,134      31,114,399       19.20%
                                                         ------------    ------------       -----

TOTAL INVESTMENTS IN MUTUAL FUNDS                        $ 29,592,634    $ 35,469,484       21.89%
                                                         ============    ------------       -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                             Percent
                                                               Market         of Net
Company Name                                    Cost            Value         Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE ARBITRAGE SERIES            $  1,920,000    $  2,134,196
   -DISTRESSED SECURITIES SERIES               2,100,000       3,194,016
   -EVENT DRIVEN SERIES                        2,880,000       3,530,588
   -MERGER ARBITRAGE SERIES                    1,600,000       1,809,668
JMG CAPITAL PARTNERS LP                        1,000,000       2,411,607
LMC COMPASS FUND, LP                           1,500,000       1,636,023
MARINER PARTNERS, LP                             750,000       1,368,327
STARK INVESTMENTS LP                           1,000,000       2,361,318
WALNUT INVESTMENT PARTNERS LP                    239,553         212,951
                                            ------------    ------------
   TOTAL LIMITED PARTNERSHIPS                 12,989,553      18,658,694       11.52%
                                            ------------    ------------       -----

TOTAL OTHER INVESTMENTS                     $ 12,989,553    $ 18,658,694       11.52%
                                            ============    ------------       -----

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                                                   Percent
Sectors and                            Shares                                                     Market           of Net
Industries                              Held       Company Name                    Cost           Value            Assets
COMMON STOCKS:
CONSUMER DISCRETIONARY:
Consumer Durables & Apparel           170,600  HEAD N V NY REGISTRY SH           $   441,736    $   474,268
                                          500  M D C HLDGS INC COM                    38,395         34,300
                                        3,000  WATERFORD WEDGEWOOD                    10,660          2,040
                                                                                 -----------    -----------
                                                                                     490,791        510,608            0.32%
                                                                                 -----------    -----------     -----------

Consumer Services                      43,000  APPLEBEES INTL INC COM                958,930        942,560
                                        2,000  CAREER EDUCATION CORP COM              74,787         70,580
                                       21,300  MCDONALDS CORP COM                    439,383        673,080
                                       45,000  SERVICEMASTER CO COM                  525,278        566,100
                                          250  SHUFFLE MASTER INC COM                  5,457          6,340
                                                                                 -----------    -----------
                                                                                   2,003,835      2,258,660            1.39%
                                                                                 -----------    -----------     -----------

Media                                  30,000  DISNEY WALT CO COM                    701,268        731,100
                                        1,500  GRUPO TELEVISA SA DE SP AD             95,717        109,650
                                       55,000  NEWS CORP CL B                        958,567        828,300
                                        2,500  XM SATELLITE RADIO HLD CL              86,146         71,525
                                                                                 -----------    -----------
                                                                                   1,841,698      1,740,575            1.08%
                                                                                 -----------    -----------     -----------

Retailing                               5,000  AARON RENTS INC COM                   102,044         98,500
                                        2,053  BUILD A BEAR WORKSHOP COM              26,455         49,190
                                          200  CHICOS FAS INC COM                      4,898          7,908
                                        2,000  HOME DEPOT INC COM                     75,435         78,880
                                        2,500  PACIFIC SUNWEAR OF CALIFOR             59,050         62,550
                                       17,500  TARGET CORP COM                       997,251        974,575
                                                                                 -----------    -----------
                                                                                   1,265,133      1,271,603            0.78%
                                                                                 -----------    -----------     -----------

Automobiles & Components                  250  TOYOTA MTR CP ADS                      20,413         23,202            0.01%
                                                                                 -----------    -----------     -----------

TOTAL CONSUMER DISCRETIONARY                                                       5,621,870      5,804,648            3.58%
                                                                                 -----------    -----------     -----------

CONSUMER STAPLES
                                       40,000  Food & Staples Retailing              911,852      1,004,400
                                        1,000  ALBERTSONS INC COM                     45,950         48,370
                                        6,000  COSTCO COMPANIES INC COM               85,800        146,460
                                       50,000  CVS CORP COM                          812,240        995,000
                                       40,000  KROGER CO COM                         748,312        930,400
                                       10,000  SAFEWAY INC COM NEW                   334,460        319,100
                                        5,000  SYSCO CORP COM                        162,053        140,550
                                        7,500  UNITED NAT FOOD INC COM               334,349        354,825
                                                                                 -----------    -----------
                                                                                   3,435,016      3,939,105            2.43%
                                                                                 -----------    -----------     -----------

Food, Beverage & Tobacco               15,000  ANHEUSER BUSCH COS INC COM            714,945        618,900
                                        5,000  CADBURY SCHWEPPES PLC ADR             120,200        198,450
                                       22,000  COCA COLA CO COM                      910,468        941,160
                                       20,000  CONAGRA FOODS INC COM                 451,670        465,400
                                       33,421  DEL MONTE FOODS CO COM                293,012        353,594

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                                                   Percent
Sectors and                            Shares                                                     Market           of Net
Industries                              Held       Company Name                    Cost           Value            Assets
                                        5,000  DIAGEO P L C SPON ADR NEW         $   278,084    $   297,150
                                        6,000  GENERAL MLS INC COM                   290,333        289,560
                                       11,900  HEINZ H J CO COM                      399,291        422,450
                                        7,500  KRAFT FOODS INC CL A                  244,390        212,250
                                       12,300  NESTLE S A SPONSORED ADR              201,834        917,580
                                        4,000  PEPSICO INC COM                       219,974        236,320
                                       10,000  SMITHFIELD FOODS INC COM              308,512        295,800
                                                                                 -----------    -----------
                                                                                   4,432,713      5,248,614            3.24%
                                                                                 -----------    -----------     -----------

Household & Personal Products          35,000  AVON PRODS INC COM                    942,627        944,650
                                        5,000  KIMBERLY CLARK CORP COM               289,993        284,200
                                        2,000  PROCTER & GAMBLE CO COM               106,020        111,980
                                        2,000  USANA HEALTH SCIENCES COM              96,760         88,040
                                                                                 -----------    -----------
                                                                                   1,435,400      1,428,870            0.88%
                                                                                 -----------    -----------     -----------

TOTAL CONSUMER STAPLES                                                             9,303,129     10,616,589            6.55%
                                                                                 -----------    -----------     -----------

ENERGY
Energy                                  7,300  BP PLC SPONSORED ADR                  352,450        484,720
                                        8,200  BUCKEYE PARTNERS L P UNIT             265,823        372,362
                                        2,500  BURLINGTON RES INC COM                165,511        183,425
                                        4,450  CHESAPEAKE UTILS CORP COM              72,150        145,738
                                        8,200  CHEVRONTEXACO CORP COM                343,227        476,374
                                       21,292  CONOCOPHILLIPS COM                    600,414      1,392,071
                                        7,500  DEVON ENERGY CORP NEW COM             356,985        451,050
                                        3,000  ENCANA CORP COM                       101,634        137,580
                                       25,340  ENTERPRISE PRODS PARTN COM            470,956        655,292
                                        2,000  EOG RES INC COM                       145,655        139,760
                                       17,104  EXXON MOBIL CORP COM                  693,295        941,819
                                        2,000  HALLIBURTON CO COM                    135,205        118,100
                                        4,000  IMPERIAL OIL LTD COM NEW              356,292        370,820
                                        9,000  KINDER MORGAN ENERGY UT LT            315,460        468,900
                                        2,100  MARATHON OIL CORP COM                 143,119        130,036
                                        1,500  MAVERICK TUBE CORP COM                 46,611         46,440
                                          300  NORDIC AMERICAN TANKER COM             15,321          9,642
                                        4,000  NORTHERN BORDER PARTNR UNI            174,367        185,560
                                        3,000  OIL STS INTL INC COM                   95,697         99,300
                                          215  OIL SVC HLDRS PUT OPTION 120          172,210        139,750
                                        5,000  OMI CORP NEW COM                       89,601         90,400
                                        3,000  POGO PRODUCING CO COM                 141,236        150,750
                                        5,000  PRECISION DRILLING CP COM             159,200        240,000
                                        3,500  ROYAL DUTCH SHELL ADR A               187,274        217,140
                                        8,792  ROYAL DUTCH SHELL ADR B               431,360        575,085
                                          974  SECTOR SPDR- ENERGY PUT OPT 52        253,295        409,080
                                           90  SECTOR - ENERGY PUT OPT 50             15,355         24,750
                                          500  SUNCOR ENERGY INC COM                  28,433         26,815
                                        8,500  TENARIS S A SPONSORED ADR             842,377        966,725
                                       19,500  TEPPCO PARTNERS L P UT LTD            582,467        762,450
                                        2,000  TIDEWATER INC COM                      76,352         84,520

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                                                   Percent
Sectors and                            Shares                                                     Market           of Net
Industries                              Held       Company Name                    Cost           Value            Assets
                                        9,400  VALERO ENERGY CORP NEW COM        $   727,831    $ 1,030,151
                                        5,115  VALERO L P COM UT LTD PRT             206,472        299,023
                                        3,000  YPF SOCIEDAD ANONIMA SPON              99,919        182,190
                                                                                 -----------    -----------
TOTAL ENERGY                                                                       8,863,554     12,007,818            7.41%
                                                                                 -----------    -----------     -----------

FINANCIALS
Banks                                  10,000  BANK OF AMERICA CORP COM              446,989        435,875
                                        9,550  COMERICA INC COM                      474,885        551,799
                                        1,000  DORAL FINL CORP COM                    16,306          8,500
                                        3,000  FREMONT GEN CORP COM                   82,790         65,070
                                        7,700  INDYMAC BANCORP INC COM               298,378        281,991
                                       17,000  REGIONS FINANCIAL CORP COM            521,990        553,350
                                       13,700  US BANCORP DEL COM NEW                229,609        405,246
                                       26,300  WASHINGTON MUT INC COM                939,629      1,041,330
                                        3,000  WELLS FARGO & CO DEL COM              141,779        180,600
                                                                                 -----------    -----------
                                                                                   3,152,355      3,523,761            2.18%
                                                                                 -----------    -----------     -----------


Diversified Financials                 19,300  ALLIANCE CAP MGMT HLDGS               618,996      1,021,549
                                       13,500  ALLIED CAP CORP COM                   398,741        363,770
                                        2,000  BRASCAN CORP CL A LTD VT S             71,954         91,540
                                        3,500  CHICAGO MERCANTIL HLDG CL           1,090,939      1,148,925
                                        9,633  CITIGROUP INC COM                     368,021        440,999
                                        5,027  HSBC HLDGS PLC SPON ADR NE            328,094        395,926
                                        2,000  INTERNATIONAL SECS EXC CL              49,035         48,120
                                       10,000  J P MORGAN CHASE & CO COM             353,770        366,200
                                        5,000  MOODYS CORP COM                       259,177        264,800
                                        5,000  MORGAN STANLEY COM NEW                254,590        272,050
                                                                                 -----------    -----------
                                                                                   3,793,317      4,413,879            2.72%
                                                                                 -----------    -----------     -----------

Insurance                               5,000  AFLAC INC COM                         190,106        238,900
                                        2,000  AMERICAN INTL GROUP COM               130,400        129,600
                                       30,000  AXA SPONSORED ADR                     561,132        868,800
                                        8,870  MANULIFE FINL CORP COM                370,610        398,753
                                          500  SELECTIVE INS GROUP COM                23,020         27,455
                                                                                 -----------    -----------
                                                                                   1,275,268      1,663,508            1.03%
                                                                                 -----------    -----------     -----------

Real Estate                               500  NEW CENTURY FINANCIAL COM              31,427         15,435
                                        2,500  NOVASTAR FINL INC COM                  86,325         73,200
                                                                                 -----------    -----------
                                                                                     117,752         88,635            0.05%
                                                                                 -----------    -----------     -----------

TOTAL FINANCIALS                                                                   8,338,692      9,689,783            5.98%
                                                                                 -----------    -----------     -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                                                   Percent
Sectors and                            Shares                                                     Market           of Net
Industries                              Held       Company Name                    Cost           Value            Assets
HEALTH CARE
Health Care Equipment & Services        2,000  ADVANCED NEUROMOD SYS COM         $    90,768    $   104,580
                                        5,500  ALCON INC COM SHS                     643,322        653,800
                                        2,000  AMEDISYS INC COM                       80,382         74,420
                                        5,000  BARD C R INC COM                      206,257        311,900
                                        8,000  BIOSITE INC COM                       407,706        440,240
                                       10,000  CIGNA CORP COM                        511,444      1,158,700
                                        4,000  COOPER COS INC. NEW                   291,743        275,360
                                        4,000  COVENTRY HEALTH CARE COM              204,695        207,160
                                        5,000  DENTSPLY INTL INC NEW COM             278,912        275,700
                                       12,000  ERESEARCHTECHNOLOGY COM               161,375        171,960
                                        6,400  LABORATORY AMER HLDGS COM             238,330        308,800
                                        2,500  LASERSCOPE COM                         85,842         66,650
                                        3,000  LCA-VISION INC COM PAR $.0            135,579        116,130
                                        5,000  MEDTRONIC INC COM                     247,527        283,300
                                        7,500  OMNICARE INC COM                      266,066        405,750
                                        1,000  ORTHOFIX INTL N V COM                  46,511         37,680
                                        1,500  PACIFICARE HLT SYS DEL COM             84,585        123,540
                                        8,000  PEDIATRIX MED GROUP COM               579,092        610,080
                                          247  POLYMEDICA CORP COM                     9,094          8,153
                                          100  POSSIS MEDICAL INC COM                  2,841          1,186
                                        4,000  QUEST DIAGNOSTICS INC COM             163,676        186,840
                                        5,000  TRIAD HOSPITALS INC COM               250,915        205,650
                                       14,000  UNITEDHEALTH GROUP INC COM            627,541        791,160
                                                                                 -----------    -----------
                                                                                   5,614,203      6,818,739            4.21%
                                                                                 -----------    -----------     -----------

Pharmaceuticals & Biotechnology         2,000  AMGEN INC COM                         129,377        143,040
                                       40,000  BRISTOL MYERS SQUIBB COM              965,578        846,800
                                        7,500  FOREST LABS INC COM                   267,990        284,325
                                          250  KOS PHARMACEUTICALS COM                17,307         15,000
                                        5,000  LILLY ELI & CO COM                    292,320        248,950
                                       37,500  MERCK & CO INC COM                  1,069,080      1,058,250
                                        7,500  NOVARTIS A G SPONSORED ADR            367,743        403,650
                                        9,100  PFIZER INC COM                        277,082        197,584
                                        4,000  PROTEIN DESIGN LABS COM                74,223        112,080
                                       10,000  WYETH COM                             445,068        445,600
                                                                                 -----------    -----------
                                                                                   3,905,768      3,755,279            2.32%
                                                                                 -----------    -----------     -----------

TOTAL HEALTH CARE                                                                  9,519,971     10,574,018            6.53%
                                                                                 -----------    -----------     -----------

INDUSTRIALS
Capital Goods                           5,000  3M COMPANY                            357,037        379,900
                                       20,000  ABB LTD SPONSORED ADR                 111,600        155,800
                                        8,200  BOEING CO COM                         324,836        530,048
                                        5,250  CERADYNE INC COM                      155,288        205,800
                                        5,000  CURTISS WRIGHT CORP COM               149,310        286,750
                                        7,500  DRS TECHNOLOGIES INC COM              215,334        369,450
                                       11,800  EMERSON ELEC CO COM                   614,866        820,690
                                       55,000  FEDERAL SIGNAL CORP COM               875,702        892,100

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                                                   Percent
Sectors and                            Shares                                                     Market           of Net
Industries                              Held       Company Name                    Cost           Value            Assets
                                       14,700  FLUOR CORP NEW COM                $   446,449    $   934,920
                                        3,000  FRANKLIN ELEC INC COM                  82,710        130,230
                                        3,000  GENERAL DYNAMICS CORP COM             266,620        348,900
                                       23,000  GENERAL ELEC CO COM                   673,252        779,930
                                        5,000  L-3 COMMUNICATNS HLDGS COM            318,612        389,100
                                       18,800  STANDEX INTL CORP COM                 410,022        507,976
                                       28,000  TYCO INTL LTD NEW COM                 407,680        738,920
                                                                                 -----------    -----------
                                                                                   5,409,318      7,470,514            4.61%
                                                                                 -----------    -----------     -----------

Commercial Services & Supplies            125  PHH CORP COM NEW                        2,593          3,516
                                        7,000  RAMBUS INC DEL COM                    166,080         89,250
                                                                                 -----------    -----------
                                                                                     168,673         92,766            0.06%
                                                                                 -----------    -----------     -----------

TOTAL INDUSTRIALS                                                                  5,577,991      7,563,280            4.67%
                                                                                 -----------    -----------     -----------

INFORMATION TECHNOLOGY
Software & Services                       200  CACI INTL INC CL A                      9,943         10,908
                                        1,500  COGNOS INC COM                         59,861         56,295
                                        4,500  ELECTRONIC ARTS INC COM               255,560        251,860
                                        2,000  INFOSYS TECH LTD SPONSORED            149,161        136,000
                                       56,000  MICROSOFT CORP COM                  1,470,710      1,439,200
                                       20,000  ORACLE CORP COM                       252,600        253,600
                                        1,000  SYMANTEC CORP COM                      24,305         23,850
                                        1,140  VELOCITYHSI INC COM                        --             --
                                        3,000  YAHOO INC COM                         100,665        109,010
                                                                                 -----------    -----------
                                                                                   2,322,805      2,280,723            1.41%
                                                                                 -----------    -----------     -----------

Technology Hardware & Equipment         7,000  APPLE COMPUTER INC COM                348,437        378,630
                                       17,500  CISCO SYS INC COM                     308,715        305,375
                                       15,000  FOUNDRY NETWORKS INC COM              169,556        178,950
                                       10,000  HEWLETT PACKARD CO COM                201,100        280,400
                                       10,000  INTERNATIONAL BUS MACH COM            728,412        818,800
                                       58,000  LUCENT TECHNOLOGIES COM               189,720        165,350
                                       15,000  MOTOROLA INC COM                      310,185        332,400
                                      110,000  NORTEL NETWORKS CORP COM              374,800        357,500
                                        2,500  QUALCOMM INC COM                       99,011         97,150
                                                                                 -----------    -----------
                                                                                   2,729,936      2,914,555            1.80%
                                                                                 -----------    -----------     -----------

Semiconductors &                        2,000  CREE INC COM                           53,492         46,180
Semiconductor Equipment                 7,500  MICRON TECHNOLOGY INC COM              89,113         97,425
                                        3,000  NVIDIA CORP COM                        93,168         96,750
                                        2,000  PORTALPLAYER INC COM                   57,150         40,380
                                                                                 -----------    -----------
                                                                                     292,923        280,735            0.17%
                                                                                 -----------    -----------     -----------

TOTAL INFORMATION TECHNOLOGY                                                       5,345,664      5,476,013            3.38%
                                                                                 -----------    -----------     -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                                                   Percent
Sectors and                            Shares                                                     Market           of Net
Industries                              Held       Company Name                    Cost           Value            Assets
MATERIALS
Materials                              10,000  ALLIANCE RES PARTNR LP UT         $   121,950    $   422,400
                                        2,000  ANGLO AMERN PLC ADR                    47,210         59,660
                                        2,000  BHP BILLITON LTD SPONSORED             61,420         62,100
                                        6,132  CEMEX S A SPON ADR 5 ORD              307,793        317,493
                                        2,500  NUCOR CORP COM                        144,255        149,625
                                        2,000  POSCO SPONSORED ADR                   110,435        102,080
                                        2,000  SOCIEDAD QUIMICA MINER SPO            259,969        234,060
                                        3,000  SOUTHERN PERU COPPER COM              157,853        165,420
                                        3,000  SYNGENTA AG SPONSORED ADR              64,100         64,470
                                                                                 -----------    -----------
TOTAL MATERIALS                                                                    1,274,985      1,577,308            0.97%
                                                                                 -----------    -----------     -----------

TELECOMMUNICATION SERVICES
Telecommunication Services             25,000  BELLSOUTH CORP COM                    694,565        650,500
                                        3,000  MOBILE TELESYS OJSC SPONSO             91,248        110,970
                                        1,500  SK TELECOM LTD SPONSORED A             28,945         30,315
                                        5,000  TELECOMUNCA DE SAO PAU SPO             93,100         97,650
                                       10,000  VERIZON COMMUNICATIONS COM            308,232        315,100
                                                                                 -----------    -----------
TOTAL TELECOMMUNICATION SERVICES                                                   1,216,090      1,204,535            0.74%
                                                                                 -----------    -----------     -----------

UTILITIES
Utilities                               1,000  AMERIGAS PARTNERS L P UNIT             30,920         29,100
                                       10,000  AQUA AMERICA INC COM                  198,073        338,800
                                       10,000  ATMOS ENERGY CORP COM                 219,680        263,000
                                       14,500  CONSTELLATION ENERGY COM              395,578        794,600
                                        7,000  DOMINION RES INC VA COM               385,662        532,560
                                       25,900  EXELON CORP COM                       826,897      1,347,577
                                       11,000  FPL GROUP INC COM                     316,586        473,660
                                        2,000  HUANENG PWR INTL INC SPON              56,955         53,720
                                       28,000  ONEOK INC NEW COM                     513,882        804,720
                                        7,500  QUESTAR CORP COM                      234,832        590,625
                                        5,000  SEMPRA ENERGY COM                     133,819        221,500
                                        5,400  SOUTH JERSEY INDS INC COM              86,549        150,930
                                       65,000  TECO ENERGY INC COM                   931,803      1,124,500
                                        5,000  TXU CORP COM                          447,677        503,750
                                       10,000  UGI CORP NEW COM                      147,196        236,000
                                                                                 -----------    -----------
TOTAL UTILITIES                                                                    4,926,109      7,465,042            4.61%
                                                                                 -----------    -----------     -----------

TOTAL INVESTMENTS IN COMMON STOCKS                                               $59,988,055    $71,979,034           44.42%
                                                                                 ===========    -----------     -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                    Percent
                                             Shares                    Market        of Net
 Company Name                                 Held         Cost         Value        Assets

PREFERRED STOCKS:
BLUE WATER TR I                                   10    $1,001,109    $1,000,000
LEARNINGSTATION.COM                        1,224,661       500,000       300,000
                                                        ----------    ----------

 TOTAL INVESTMENTS IN PREFERRED STOCKS                  $1,501,109    $1,300,000          0.80%
                                                        ==========    ----------    ----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

                                                                                  Market            Percent of
Industries                          Company Name                  Cost            Value             Net Assets

Short-term Investments       Evergreen Money Market Fund      $   3,851,341    $   3,851,341
                                                              -------------    -------------

Total Short-term Investments                                  $   3,851,341        3,851,341              2.38%
                                                              =============    -------------     -------------

TOTAL INVESTMENTS - MARKET VALUE                                               $ 137,765,296             85.03%
                                                                               =============     -------------


Aggregate gross unrealized appreciation of security values                     $  24,971,398
Aggregate gross unrealized depreciation of security values                        (2,626,867)
                                                                               -------------
Net appreciation of security values                                               22,344,531
Tax cost of securities                                                           115,420,765
                                                                               -------------

Total market value of securities                                               $ 137,765,296
                                                                               =============


BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS - OTHER THAN SECURITIES
October 31, 2005
--------------------------------------------------------------------------------

                                                                            Market
Description                                                                  Value
INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell, Rutherford
     and Wilkes Counties, NC                                               $350,000(a)
                                                                           --------

TOTAL                                                                      $350,000
                                                                           ========

     Aggregate appreciation of investment land and improvements            $205,665
     Tax cost of investment land and improvements                           144,335
                                                                           --------

     Market value of investment land and improvements                      $350,000
                                                                           ========

(a)   Non-income producing property

BMC FUND, INC.                                                      SCHEDULE III
INVESTMENTS IN AFFILIATES
October 31, 2005
--------------------------------------------------------------------------------

                                             Number of       Amount of Equity
                                           Shares Held At     In Net Profit          Amount of         Value at
                                            October 31,     And Loss for the         Dividends       October 31,
Issuer                                          2005              Year                  (1)              2005
Broyhill Industries, Inc. - wholly owned
  subsidiary                                    1,000           $   (19,501)         $        --       $   593,914

P. B. Realty, Inc. - wholly owned
  subsidiary                                    1,000             1,656,240                   --        21,725,952
                                                                -----------          -----------       -----------

TOTAL                                                           $ 1,636,739          $        --       $22,319,866
                                                                ===========          ===========       ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item. 2. Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer.

(c)-(e) N/A

(f)   A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that L. Glenn Orr, Jr., a member of its Audit Committee, is an audit committee financial expert. Mr. Orr is an independent director of the Registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: $23,376.93 for the fiscal year ended October 31, 2004; $24,802.21 for the fiscal year ended October 31, 2005.

(b) Audit-Related Fees: $0 for the fiscal years ended October 31, 2004 and October 31, 2005.

(c) Tax Fees: $2,554.60 for the fiscal year ended October 31, 2004; $2,200.00 for the fiscal year ended October 31, 2005. These fees were for review of the tax returns.

(d) All Other Fees: $903.52 for the fiscal year ended October 31, 2004; $0 for the fiscal year ended October 31, 2005. The fee was for report printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in items 4(b) through 4(d) was approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph
      (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2005 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)   N/A

(h)   N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Registrant's Code of Ethics is attached as Exhibit 11(a)(1).

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.


By (Signature and Title)            /s/ D. E. Hendricks
                                        -------------------------------------
                                        D. E. Hendricks
                                        Vice President and
                                        Chief Financial Officer

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /s/ Paul H. Broyhill
                                        -------------------------------------
                                        Paul H. Broyhill
                                        President and Chief Executive Officer

Date:   December 29, 2005


By (Signature and Title)            /s/ D. E. Hendricks
                                        -------------------------------------
                                        D. E. Hendricks
                                        Vice President and
                                        Chief Financial Officer

Date:   December 29, 2005